Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016 [1]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 17,390,448		$ 17,390,448		$ 12,028,388	$ 5,488,822
Working capital	2,060,985		2,060,985		(1,112,923)
Net loss	$ 4,457,022	$ 814,133	5,362,060	$ 2,375,483	6,539,566	2,061,983
Net cash provided in operation			$ 2,313,115	$ (307,810)	$ 1,343,382	$ (2,370,383)

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis